Derivative Financial Instruments and Risk Management Policies - Evolution of Cost of Hedges in Equity (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Changes in Cost of Hedging in Equity [Roll Forward]
Balance of cost of hedging in equity at beginning of period	€ 33	€ (19)
Changes in the fair value registered in equity	126	59
Transfer to the income statement of the period - the hedged item has affected profit or loss	(7)	(7)
Balance of cost of hedging in equity at end of period	152	33
Exchange rate risk
Changes in Cost of Hedging in Equity [Roll Forward]
Balance of cost of hedging in equity at beginning of period	45	(25)
Changes in the fair value registered in equity	168	79
Transfer to the income statement of the period - the hedged item has affected profit or loss	(10)	(9)
Balance of cost of hedging in equity at end of period	203	45
Total gross amount
Changes in Cost of Hedging in Equity [Roll Forward]
Balance of cost of hedging in equity at beginning of period	45	(25)
Changes in the fair value registered in equity	168	79
Transfer to the income statement of the period - the hedged item has affected profit or loss	(10)	(9)
Balance of cost of hedging in equity at end of period	203	45
Tax effect
Changes in Cost of Hedging in Equity [Roll Forward]
Balance of cost of hedging in equity at beginning of period	(12)	6
Changes in the fair value registered in equity	(42)	(20)
Transfer to the income statement of the period - the hedged item has affected profit or loss	3	2
Balance of cost of hedging in equity at end of period	€ (51)	€ (12)